Significant Accounting Policies (Policies)	12 Months Ended
Mar. 31, 2020
Accounting Policies [Abstract]
Basis of presentation and principles of consolidation

Basis of presentation and principles of consolidation

The accompany consolidated financial statements of the Company has been prepared in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") and pursuant to the rules and regulations of the U.S. Securities and Exchange Commission ("SEC").

The consolidated financial statements include the accounts of the Company and include the assets, liabilities, revenues and expenses of all majority-owned subsidiaries and VIE over which the Company exercises control and, when applicable, entities for which the Company has a controlling financial interest or is the primary beneficiary. All inter-company accounts and transactions have been eliminated in consolidation.

The VIE, Taizhou Suxuantang is owned by three shareholders, each of which act as the Company's nominee shareholder. For the consolidated VIEs, the Company's management made evaluations of the relationships between the Company and the VIE and the economic benefit flow of contractual arrangements with Taizhou Suxuantang. In connection with such evaluation, management also took into account the fact that, as a result of such contractual arrangements, the Company control the shareholders' voting interests in these VIEs. As a result of such evaluation, management concluded that the Company is the primary beneficiary of the consolidated VIEs, Taizhou Suxuantang. The Company does not have any VIEs that are not consolidated in the financial statements.

Risks in relation to the VIE structure

Risks in relation to the VIE structure

It is possible that the Company's operation of certain of its operations and businesses through its VIE could be found by PRC authorities to be in violation of PRC law and regulations prohibiting or restricting foreign ownership of companies that engage in such operations and businesses. While the Company's management considers the possibility of such a finding by PRC regulatory authorities under current law and regulations to be remote. On January 19, 2015, the Ministry of Commerce of the PRC, or (the "MOFCOM") released on its Website for public comment a proposed PRC law (the "Draft FIE Law") that appears to include VIE within the scope of entities that could be considered to be foreign invested enterprises (or "FIEs") that would be subject to restrictions under existing PRC law on foreign investment in certain categories of industry. Specifically, the Draft FIE Law introduces the concept of "actual control" for determining whether an entity is considered to be an FIE. In addition to control through direct or indirect ownership or equity, the Draft FIE Law includes control through contractual arrangements within the definition of "actual control." If the Draft FIE Law was passed by the People's Congress of the PRC and went into effect in its current form and as a result the Company's VIE could become explicitly subject to the current restrictions on foreign investment in certain categories of industry. The Draft FIE Law includes provisions that would exempt from the definition of foreign invested enterprises entities where the ultimate controlling shareholders are either entities organized under PRC law or individuals who are PRC citizens. The Draft FIE Law is silent as to what type of enforcement action might be taken against existing VIEs that operate in restricted or prohibited industries and are not controlled by entities organized under PRC law or individuals who are PRC citizens. If a finding were made by PRC authorities, under existing law and regulations or under the Draft FIE Law if it becomes effective, about the Company's operation of certain of its operations and businesses through its VIEs, regulatory authorities with jurisdiction over the licensing and operation of such operations and businesses would have broad discretion in dealing with such a violation, including levying fines, confiscating the Company's income, revoking the business or operating licenses of the affected businesses, requiring the Company to restructure its ownership structure or operations, or requiring the Company to discontinue all or any portion of its operations. Any of these actions could cause significant disruption to the Company's business operations, and have a severe adverse impact on the Company's cash flows, financial position and operating performance.

In addition, it is possible that the contracts among Taizhou Suxuantang, WFOE, and the nominee shareholders of Taizhou Suxuantang would not be enforceable in China if PRC government authorities or courts were to find that such contracts contravene PRC laws and regulations or are otherwise not enforceable for public policy reasons. In the event that the Company was unable to enforce these contractual arrangements, the Company would not be able to exert effective control over the VIEs. Consequently, the VIEs' results of operations, assets and liabilities would not be included in the Company's consolidated financial statements. If such were the case, the Company's cash flows, financial position, and operating performance would be materially adversely affected. The Company's contractual arrangements Taizhou Suxuantang, WFOE, and the nominee shareholders of Taizhou Suxuantang are approved and in place. Management believes that such contracts are enforceable, and considers the possibility remote that PRC regulatory authorities with jurisdiction over the Company's operations and contractual relationships would find the contracts to be unenforceable.

The Company's operations and businesses rely on the operations and businesses of its VIEs, which hold certain recognized revenue-producing assets. The VIEs also have an assembled workforce, focused primarily on research and development, whose costs are expensed as incurred. The Company's operations and businesses may be adversely impacted if the Company loses the ability to use and enjoy assets held by its VIE.

Foreign currency translation

Foreign currency translation

Transactions denominated in currencies other than the functional currency are translated into the functional currency at the exchange rates prevailing at the dates of the transaction. Monetary assets and liabilities denominated in currencies other than the functional currency are translated into the functional currency using the applicable exchange rates at the balance sheet dates. The resulting exchange differences are recorded in the statement of operations.

The reporting and functional currencies of the Company and SXT HK are the United States Dollars ("US$") and the accompanying financial statements have been expressed in US$. In addition, the WFOE and the VIE maintain their books and records in their respective local currency, Renminbi ("RMB"), which is also the respective functional currency for each subsidiary and VIE as they are the primary currency of the economic environment in which each subsidiary operates.

In general, for consolidation purposes, assets and liabilities of its subsidiaries whose functional currency is not the US$ are translated into US$, in accordance with ASC Topic 830-30, "Translation of Financial Statement", using the exchange rate on the balance sheet date. Revenues and expenses are translated at average rates prevailing during the period. The gains and losses resulting from translation of financial statements of a foreign subsidiary are recorded as a separate component of accumulated other comprehensive income within the statement of stockholders' equity. Other equity items are translated using the exchange rates on the transaction date.

Translation of amounts from the local currencies of the Company into US$ has been made at the following exchange rates for the respective periods:

	March 31, 2020	March 31, 2019	March 31, 2018

Balance sheet items, except for equity accounts	7.0808	6.7111	6.2807
Items in the statements of operations and comprehensive income(loss), and statements of cash flows	6.9637	6.7138	6.6269

Use of estimates

Use of estimates

The preparation of consolidated financial statements in conformity with U.S.GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. On an ongoing basis, management reviews these estimates and assumptions using the currently available information.

Changes in facts and circumstances may cause the Company to revise its estimates. The Company bases its estimates on historical experience and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities. The following are some of the areas requiring significant judgments and estimates as of March 31, 2020 and 2019: determinations of the useful lives of long-lived assets, estimates of allowances for doubtful accounts, sales return rate, valuation assumptions in performing asset impairment tests of long-lived assets and determinations of fair value of convertible notes (liability component, etc) and warrants.

Fair values of financial instruments

Fair values of financial instruments

ASC Topic 825, Financial Instruments ("Topic 825") requires disclosure of fair value information of financial instruments, whether or not recognized in the balance sheets, for which it is practicable to estimate that value. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in immediate settlement of the instruments. Topic 825 excludes certain financial instruments and all nonfinancial assets and liabilities from its disclosure requirements. Accordingly, the aggregate fair value amounts do not represent the underlying value of the Company.

●	Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.

●	Level 2 - inputs to the valuation methodology include quoted prices for similar assets and liabilities inactive markets, and inputs that are observable for the assets or liability, either directly or indirectly, for substantially the full term of the financial instruments.

●	Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value.

As of March 31, 2020 and 2019, financial instruments of the Company primarily comprised of cash and cash equivalents, restricted cash, accounts receivables, notes receivable, loan receivable and accrued interest, due from related parties, prepayments, receivables and other current assets, bank loans (current and non-current portion), notes payable, accounts payable, refund liabilities, amounts due to related parties, accrued expenses and other liabilities, and income tax payable. The carrying amounts of these financial instruments approximated their fair values because of their generally short maturities.

Cash and cash equivalents

Cash and cash equivalents

The Company considers all highly liquid investment instruments with an original maturity of three months or less from the date of purchase to be cash equivalents. The Company maintains most of the bank accounts in the PRC. Cash balances in bank accounts in PRC are not insured by the Federal Deposit Insurance Corporation or other programs.

Restricted cash

Restricted cash

Restricted cash is cash held as collateral for transactions and a loan the Company has entered into.

In November 2016, the FASB issued Accounting Standards Update No. 2016-18, Statement of Cash Flows (Topic 230): Restricted Cash, which requires companies to include amounts generally described as restricted cash and restricted cash equivalents in cash and cash equivalents when reconciling beginning-of-period and end-of-period total amounts presented in the statement of cash flows. The Company adopted the new standard effective April 1, 2018, using the retrospective transition method.

The ending balance of restricted cash presented on the face of the consolidated balance sheets as of March 31, 2020 and 2019 were Nil and $161,084, respectively.

Accounts receivable

Accounts receivable

Accounts receivable are recorded at the invoiced amount less an allowance for any uncollectible accounts and do not bear interest, which are due on demand. Management reviews the adequacy of the allowance for doubtful accounts on an ongoing basis, using historical collection trends and aging of receivables. Management also periodically evaluates individual customer's financial condition, credit history, and the current economic conditions to make adjustments in the allowance when it is considered necessary. Account balances are charged off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote.

Inventories

Inventories

Inventories primarily include raw materials and finished goods.

Inventories are stated at the lower of cost or net realizable value. Cost is determined by the weighted-average method. Raw material cost is based on purchase costs while work-in-progress and finished goods comprise direct materials, direct labor and an allocation of manufacturing overhead costs. Net realizable value represents the anticipated selling price, net of distribution cost, less estimated costs to completion for work in progress.

Advance to suppliers

Advance to suppliers

Advance to suppliers represent amounts advanced to suppliers for future purchases of raw materials and for other services. The suppliers usually require advance payments when the Company makes purchase or orders service and the prepayments will be utilized to offset the Company's future payments. These amounts are unsecured, non-interest bearing and generally short-term in nature.

Allowances are recorded when utilization and collection of amounts due are in doubt. Delinquent prepayments are written-off after management has determined that the likelihood of utilization or collection is not probable and known bad debts are written off against the allowances when identified. As of March 31, 2020 and 2019, the Company record no allowances, respectively.

Property, plant and equipment

Property, plant and equipment, net

Property and equipment are stated at cost. The straight-line depreciation method is used to compute depreciation over the estimated useful lives of the assets, as follows:

	Residual value rate	Useful Lives
Machinery	5%	10 years
Electric equipment	5%	3-5 years
Office equipment	5%	5 years
Vehicles	5%	4-10 years
Leasehold improvement cost	5%	3-10 years

The Company reviews property, plant and equipment for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. An asset is considered impaired if its carrying amount exceeds the future net undiscounted cash flows that the asset is expected to generate. If such asset is considered to be impaired, the impairment recognized is the amount by which the carrying amount of the asset, if any, exceeds its fair value determined using a discounted cash flow model. For the years ended March 31, 2020 and 2019, there was no impairment of property, plant and equipment.

Costs of repairs and maintenance are expensed as incurred and asset improvements are capitalized. The cost and related accumulated depreciation and amortization of assets disposed of or retired are removed from the accounts, and any resulting gain or loss is reflected in the consolidated income statements.

Intangible assets

Intangible assets, net

Intangible assets are stated at cost less accumulated amortization. Intangible assets represented the trade mark registered in the PRC and purchased software which are amortized on a straight-line basis over a useful life of 10 years.

The Company follows ASC Topic 350 in accounting for intangible assets, which requires impairment losses to be recorded when indicators of impairment are present and the undiscounted cash flows estimated to be generated by the assets are less than the assets' carrying amounts. For the years ended March 31, 2020 and 2019, the Company record no impairment of intangible assets.

Construction in process

Construction in process

Construction in process records the cost of construction work, which is not yet completed. A construction in process item is not depreciated until the asset is placed in service.

Construction in process respects unfinished factory, workshop and retail outlet. Construction in process will be transferred to leasehold improvement when it is finished. Depreciation is recorded starting at the time when assets are ready for the intended use.

Impairment of long-lived assets

Impairment of long-lived assets

Long-lived assets primarily include property, plant and equipment and intangible assets. In accordance with the provision of ASC Topic 360-10-5, "Impairment or Disposal of Long-Lived Assets", the Company generally conducts its annual impairment evaluation to its long-lived assets, usually in the fourth quarter of each year, or more frequently if indicators of impairment exist, such as a significant sustained change in the business climate. The recoverability of long-lived assets is measured at the reporting unit level, which is an operating segment or one level below an operating segment. If the total of the expected undiscounted future net cash flows is less than the carrying amount of the asset, a loss is recognized for the difference between the fair value and carrying amount of the asset. The Company record no impairment charge for the years ended March 31, 2020 and 2019, respectively.

Convertible note, net

Convertible note, net

ASC 470, Debt, requires the liability and equity components of convertible debt instruments that may be settled in cash upon conversion to be separately accounted for in a manner that reflects the issuer's nonconvertible debt borrowing rate. ASC 470-20 requires that the initial proceeds from the sale of these notes be allocated between a liability component and an equity component in a manner that reflects interest expense at the interest rate of similar nonconvertible debt that could have been issued by the Company at such time. We measured the estimated fair value of the debt component of our convertible notes as of the issuance date based on our nonconvertible debt borrowing rate. The equity components of the convertible senior notes have been reflected within additional paid-in capital in our audited consolidated balance sheet, and the resulting debt discount is amortized over the period during which the convertible notes are expected to be outstanding (through the maturity date) as additional non-cash interest expense.

Upon repurchase of convertible debt instruments, ASC 470-20 requires the issuer to allocate total settlement consideration, inclusive of transaction costs, amongst the liability and equity components of the instrument based on the fair value of the liability component immediately prior to repurchase. The difference between the settlement consideration allocated to the liability component and the net carrying value of the liability component, including unamortized debt issuance costs, would be recognized as gain (loss) on extinguishment of debt in our audited consolidated statements of operations. The remaining settlement consideration allocated to the equity component would be recognized as a reduction of additional paid-in capital in our audited consolidated balance sheets.

Revenue recognition

Revenue recognition

The Company adopted ASC Topic 606 Revenue from Contracts with Customers ("ASC 606"), on April 1, 2018, using the modified retrospective method. Revenues for the years ended March 31, 2020 and 2019 were presented under ASC 606, and revenues for the year ended March 31, 2018 was not adjusted and continue to be presented under ASC Topic 605, Revenue Recognition.

Revenue is recognized when control of promised goods is transferred to the Company's customers in an amount of consideration of which the Company expect to be entitled to in exchange for the goods, and the Company can reasonably estimates return provision for the goods. The product return provisions are estimated based on (1) historical rates, (2) specific identification of outstanding returns not yet received from customers and outstanding discounts and claims and (3) estimated returns, discounts and claims expected, but not yet finalized with customers. As of March 31, 2020 and 2019, sales return provision recorded in Refund liabilities were $113,611 and $78,317.

For the year ended March 31, 2020 and 2019, the Company did not have any significant incremental costs of obtaining contracts with customers incurred or costs incurred in fulfilling contracts with customers within the scope of ASC Topic 606, that shall be recognized as an asset and amortized to expenses in a pattern that matches the timing of the revenue recognition of the related contract.

The Company does not have amounts of contract assets since revenue is recognized as control of goods is transferred. The contract liabilities consist of advance payments from customers. The contract liabilities are reported in a net position on a customer-by-customer basis at the end of each reporting period. All contract liabilities are included in advance from customers in the Consolidated Balance Sheets. As of March 31, 2020 and 2019, the Company record advance from customers of $298,042 and $57,553, respectively.

Cost of revenue

Cost of revenue

Cost of revenue consists primarily of cost of materials, direct labors, overhead, and other related incidental expenses that are directly attributable to the Company's principal operations.

Market development fees

Market development fees

Market development fees relate mainly to market development and advertisements of our pharmaceutical products. For the years ended March 31, 2020 and 2019, advertising expenses are $1,021,543 and $857,908, respectively, which are included in selling expenses in our consolidated statements of operations and comprehensive income.

Income taxes

Income Taxes

Current income tax expenses are provided for in accordance with the laws of the relevant taxing authorities. As part of the process of preparing financial statements, the Company is required to estimate its income taxes in each of the jurisdictions in which it operates. The Company accounts for income taxes using the liability method, under which deferred income taxes are recognized for future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred taxes of a change in tax rates is recognized as income or expense in the period that includes the enactment date. Valuation allowance is provided on deferred tax assets to the extent that it is more likely than not that the asset will not be realizable in the foreseeable future.

The Company adopts ASC 740-10-25 "Income Taxes" which prescribes a more likely than not threshold for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on derecognition of income tax assets and liabilities, classification of current and deferred income tax assets and liabilities, accounting for interest and penalties associated with tax positions, accounting for income taxes in interim periods and income tax disclosures. The Company did not have significant unrecognized uncertain tax positions or any unrecognized liabilities, interest or penalties associated with unrecognized tax benefit as of March 31, 2020 and 2019.

Comprehensive income

Comprehensive income

Comprehensive income includes net income and foreign currency adjustments. Comprehensive income is reported in the statements of operations and comprehensive income.

Accumulated other comprehensive income, as presented on the balance sheets are the cumulative foreign currency translation adjustments. As of March 31, 2020, the balance of accumulated other comprehensive loss amounted to $590,660, and as of March 31, 2019, the balance of accumulated other comprehensive income amounted to $50,395, respectively.

Leases

Leases

The Company adopted ASU No. 2016-02, Leases (Topic 842) (“ASU 2016-02”) on April 1, 2019 by using the modified retrospective method and did not restate the comparable periods. The Company has elected the package of practical expedients, which allows the Company not to reassess (1) whether any expired or existing contracts as of the adoption date are or contain a lease, (2) lease classification for any expired or existing leases as of the adoption date and (3) initial direct costs for any expired or existing leases as of the adoption date. Lastly, the Company elected the lease exemption for all its existing contracts.

The Company determines if an arrangement is a lease or contains a lease at lease inception. For operating leases, the Company recognizes a right-of-use asset and a lease liability based on the present value of the lease payments over the lease term on the consolidated balance sheets at commencement date. As most of the Company’s leases do not provide an implicit rate, the Company estimates its incremental borrowing rate based on the information available at the commencement date in determining the present value of lease payments. The incremental borrowing rate is estimated to approximate the interest rate on a collateralized basis with similar terms and payments, and in economic environments where the leased asset is located.

Segment reporting

Segment reporting

Operating segments are reported in a manner consistent with the internal reporting provided to the chief operating decision-maker, which is a strategic committee comprised of members of the Company's management team. In the respective periods presented, the Company had one single operating and reportable segment, namely the manufacture and distribution of TCMP. Although TCMP consist of different business units of the Company, information provided to the chief operating decision-maker is at the revenue level and the Company does not allocate operating costs or assets across business units, as the chief operating decision-maker does not use such information to allocate resources or evaluate the performance of the business units. As the Company's long-lived assets are substantially all located in the PRC and substantially all of the Company's revenue is derived from within the PRC, no geographical information is presented.

Significant risks and uncertainties

Significant risks and uncertainties

Credit risk

Assets that potentially subject the Company to significant concentration of credit risk primarily consist of cash and cash equivalents, restricted cash, accounts receivable, notes receivable, advances to suppliers, loan receivable and accrued interest, amounts due from related parties, and prepayments, receivables and other current assets. The maximum exposure of such assets to credit risk is their carrying amount as at the balance sheet dates. As of March 31, 2020 and 2019 the Company held cash and cash equivalents of $7,287,032 and $9,130,849, respectively, which were primarily deposited in financial institutions located in Mainland China, which were uninsured by the government authority. To limit exposure to credit risk relating to deposits, the Company primarily place cash deposits with large financial institutions in China which management believes are of high credit quality. The Company’s operations are carried out in Mainland China. Accordingly, the Company’s business, financial condition and results of operations may be influenced by the political, economic and legal environments in the PRC as well as by the general state of the PRC’s economy. In addition, the Company’s business may be influenced by changes in governmental policies with respect to laws and regulations, anti-inflationary measures, currency conversion and remittance abroad, and rates and methods of taxation, among other factors.

The Company conducts credit evaluations of its customers and suppliers and generally does not require collateral or other security from them. The Company establishes an accounting policy for allowance for doubtful accounts on the individual customer’s or supplier’s financial condition, credit history, and the current economic conditions. As of March 31, 2020 and 2019, the Company record allowances of $103,990 and $66,917, respectively, for accounts receivable.

Liquidity risk

The Company is also exposed to liquidity risk which is risk that it is unable to provide sufficient capital resources and liquidity to meet its commitments and business needs. Liabilities that potentially subject the Company to significant concentration of liquidity risk primarily consist of bank loans (current and non-current portion), short-term convertible note, notes payable, accounts payable, amounts due to related parties, and accrued expenses and other liabilities. Liquidity risk is controlled by the application of financial position analysis and monitoring procedures. When necessary, the Company will turn to other financial institutions and the major shareholders to obtain short-term funding to meet the liquidity shortage.

Foreign currency risk

The Company has significant operating activities, thus has assets and liabilities are denominated in RMB, which is not freely convertible into foreign currencies. All foreign exchange transactions take place either through the Peoples’ Bank of China (“PBOC”) or other authorized financial institutions at exchange rates quoted by PBOC. Approval of foreign currency payments by the PBOC or other regulatory institutions requires submitting a payment application form together with suppliers ‘invoices and signed contracts”. The value of RMB is subject to changes in central government policies and to international economic and political developments affecting supply and demand in the China Foreign Exchange Trading System market. Where there is a significant change in value of RMB, the gains and losses resulting from translation of financial statements of a foreign subsidiary will be significantly affected.

Concentration risk

During the years ended March 31, 2020 and 2019, there are two and two customers generated sales which accounted for over 10% of total revenues generated for that year, respectively. The details are as follows:

	For the years ended,
	2020	2019
Customer A	20.23%	17.07%
Customer B	15.00%	15.80%

As of March 31, 2020 and 2019, accounts receivable due from these customers as a percentage of consolidated accounts receivable were as follows:

	As of March 31,
	2020	2019
Customer A	5.44%	9.28%
Customer B	8.94%	9.81%

Recently issued accounting standards

Recently issued accounting standards

The Company considers the applicability and impact of all accounting standards updates ("ASUs"). Management periodically reviews new accounting standards that are issued.

Recently adopted accounting standards

In February 2016, the FASB issued ASU No. 2016-02, Leases (Topic 842). This update will require the recognition of a right-of-use asset and a corresponding lease liability, initially measured at the present value of the lease payments, for all leases with terms longer than 12 months. For operating leases, the asset and liability will be expensed over the lease term on a straight-line basis, with all cash flows included in the operating section of the statement of cash flows. For finance leases, interest on the lease liability will be recognized separately from the amortization of the right-of-use asset in the statement of comprehensive income and the repayment of the principal portion of the lease liability will be classified as a financing activity while the interest component will be included in the operating section of the statement of cash flows. ASU 2016-02 is effective for interim and annual periods beginning after December 15, 2018 and requires a modified retrospective approach to adoption. The Company adopted ASU No. 2016-02, Leases (Topic 842) ("ASU 2016-02") on April 1, 2019 by using the modified retrospective method. The adoption had no impact on the Company's statement of cash flows for the year ended March 31, 2020.

In November 2016, the FASB issued ASU No. 2016-18, "Statement of Cash Flows (Topic 230): Restricted Cash". The amendments in this ASU require that a statement of cash flows explain the change during the period in the total of cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents. Therefore, amounts generally described as restricted cash and restricted cash equivalents should be included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the statement of cash flows. The amendments in this ASU are effective for public business entities for fiscal years beginning after December 15, 2017, and interim periods within those fiscal years, and should be applied using a retrospective transition method to each period presented, which resulted in an approximately US$0.97 thousand term deposit held by the Company as of March 31, 2018 and matured during the year ended December 31, 2019 being reclassified from a cash inflow from investing activities to the beginning balance of cash, cash equivalents, and restricted cash shown on the statement of cash flows for the year ended March 31, 2019. The adoption of ASU No. 2016-18 had no impact on the Company's statement of cash flows for the year ended March 31, 2020.

In July 2017, the FASB issued ASU No. 2017-11, "Earnings Per Share (Topic 260), Distinguishing Liabilities from Equity (Topic 480), Derivatives and Hedging (Topic 815)-I. Accounting for Certain Financial Instruments with Down Round Features; II. Replacement of the Indefinite Deferral for Mandatorily Redeemable Financial Instruments of Certain Nonpublic Entities and Certain Mandatorily Redeemable Noncontrolling Interests with a Scope Exception". The amendments in part I of this ASU change the classification analysis of certain equity-linked financial instruments (or embedded features) with down round features. When determining whether certain financial instruments should be classified as liabilities or equity instruments, a down round feature no longer precludes equity classification when assessing whether the instrument is indexed to an entity's own stock. The amendments also clarify existing disclosure requirements for equity-classified instruments. As a result, a freestanding equity-linked financial instrument (or embedded conversion option) no longer would be accounted for as a derivative liability at fair value as a result of the existence of a down round feature. For freestanding equity classified financial instruments, the amendments require entities that present earnings per share (EPS) in accordance with Topic 260 to recognize the effect of the down round feature when it is triggered. That effect is treated as a dividend and as a reduction of income available to common shareholders in basic EPS. Convertible instruments with embedded conversion options that have down round features are now subject to the specialized guidance for contingent beneficial conversion features (in Subtopic 470-20, Debt—Debt with Conversion and Other Options), including related EPS guidance (in Topic 260). The amendments in Part II of this ASU recharacterize the indefinite deferral of certain provisions of Topic 480 that now are presented as pending content in the Codification, to a scope exception. Those amendments do not have an accounting effect. For public business entities, the amendments in Part I of this ASU are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. For all other entities, the amendments in Part I of this Update are effective for fiscal years beginning after December 15, 2019, and interim periods within fiscal years beginning after December 15, 2020. Early adoption is permitted for all entities, including adoption in an interim period. If an entity early adopts the amendments in an interim period, any adjustments should be reflected as of the beginning of the fiscal year that includes that interim period. The amendments in Part II of this ASU do not require any transition guidance because those amendments do not have an accounting effect. The Company has adopted the amendments in this ASU on April 1, 2019, when determining whether certain financial instruments issued by the Company after April 1, 2019 should be classified as liabilities or equity instruments, a down round feature no longer precludes equity classification when assessing whether the instrument is indexed to an entity's own stock. The adoption of the amendments in this ASU did not have a material impact on the Company's consolidated financial position and results of operations.

In February 2018, the FASB issued ASU No. 2018-02: "Income Statement—Reporting Comprehensive Income (Topic 220)- Reclassification of Certain Tax Effects from Accumulated Other Comprehensive Income". The amendments in this ASU allow a reclassification from accumulated other comprehensive income to retained earnings for stranded tax effects resulting from the Tax Cuts and Jobs Act (the "Act"). Consequently, the amendments eliminate the stranded tax effects resulting from the Act and will improve the usefulness of information reported to financial statement users. However, because the amendments only relate to the reclassification of the income tax effects of the Act, the underlying guidance that requires that the effect of a change in tax laws or rates be included in income from continuing operations is not affected. The amendments in this ASU also require certain disclosures about stranded tax effects. The amendments in this ASU are effective for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years. Early adoption is permitted. The adoption of the amendments in this ASU did not have a material impact on its consolidated financial position and results of operations.

Recently issued accounting standards

In June 2016, the FASB issued ASU No. 2016-13, "Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments". The amendments in this ASU require the measurement and recognition of expected credit losses for financial assets held at amortized cost. The amendments in this ASU replace the existing incurred loss impairment model with an expected loss methodology, which will result in more timely recognition of credit losses. In November 2018, the FASB issued ASU No. 2018-19, "Codification Improvements to Topic 326, Financial Instruments-Credit Losses", which among other things, clarifies that receivables arising from operating leases are not within the scope of Subtopic 326-20. Instead, impairment of receivables arising from operating leases should be accounted for in accordance with Topic 842, Leases. For public entities, the amendments in these ASU are effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. The Company is currently evaluating the impact on its consolidated financial position and results of operations upon adopting these amendments.

In June 2018, the FASB issued ASU No. 2018-07: "Compensation—Stock Compensation (Topic 718)-Improvements to Nonemployee Share-Based Payment Accounting". The Board is issuing this Update as part of its Simplification Initiative. The amendments in this Update expand the scope of Topic 718 to include share based payment transactions for acquiring goods and services from nonemployees. An entity should apply the requirements of Topic 718 to nonemployee awards except for specific guidance on inputs to an option pricing model and the attribution of cost (that is, the period of time over which share-based payment awards vest and the pattern of cost recognition over that period). The amendments specify that Topic 718 applies to all share-based payment transactions in which a grantor acquires goods or services to be used or consumed in a grantor's own operations by issuing share-based payment awards. The amendments also clarify that Topic 718 does not apply to share-based payments used to effectively provide (1) financing to the issuer or (2) awards granted in conjunction with selling goods or services to customers as part of a contract accounted for under Topic 606, Revenue from Contracts with Customers. The amendments in this Update are effective for public business entities for fiscal years beginning after December 15, 2018, including interim periods within that fiscal year. For all other entities, the amendments are effective for fiscal years beginning after December 15, 2019, and interim periods within fiscal years beginning after December 15, 2020. Early adoption is permitted, but no earlier than an entity's adoption date of Topic 606. An entity should only remeasure liability-classified awards that have not been settled by the date of adoption and equity-classified awards for which a measurement date has not been established through a cumulative-effect adjustment to retained earnings as of the beginning of the fiscal year of adoption. Upon transition, the entity is required to measure these nonemployee awards at fair value as of the adoption date. The entity must not remeasure assets that are completed. Disclosures required at transition include the nature of and reason for the change in accounting principle and, if applicable, quantitative information about the cumulative effect of the change on retained earnings or other components of equity. Based on the Company's evaluation, the Company does not expect the adoption of the amendments in this ASU to have a material impact on its consolidated financial position and results of operations.

In August 2018, the FASB issued ASU No. 2018-13, "Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement". The amendments in this ASU eliminate, add and modify certain disclosure requirements for fair value measurements. The amendments in this ASU, among other things, require public companies to disclose the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements. The amendments in this ASU are effective for all entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019, and entities are permitted to early adopt either the entire standard or only the provisions that eliminate or modify the requirements. The Company does not expect the adoption of these amendments to have a material impact on its consolidated financial position and results of operations.